UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05642)

American Income Fund, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr.
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 08/31/09

Date of reporting period:  05/31/09

Item 1. Schedule of Investments.

Schedule of INVESTMENTS (unaudited)

American Income Fund (MRF)	May 31, 2009

DESCRIPTION	PAR	VALUE ☆

(Percentages of each investment category relate to total net assets)
High Yield Corporate Bonds — 30.3%
Basic Industry — 5.3%
AK Steel, 7.75%, 6/15/12	$200,000	$188,000
Domtar,
5.38%, 12/1/13	100,000	82,500
7.13%, 8/15/15	225,000	186,750
Evraz Group SA, 8.25%, 11/10/15 ■	150,000	108,375
FMG Finance Property Ltd., 10.00%, 9/1/13 ■	250,000	222,500
Griffin Coal Mining Property Ltd., 9.50%, 12/1/16 ■	150,000	63,375
Hexion, 9.75%, 11/15/14	250,000	107,500
Ineos Group Holdings PLC, 8.50%, 2/15/16 ■	50,000	15,500
International Paper, 9.38%, 5/15/19	500,000	503,297
Intertape Polymer US, 8.50%, 8/1/14 ∞	150,000	66,750
INVISTA, 9.25%, 5/1/12 ■	200,000	187,000
Massey Energy, 6.88%, 12/15/13	250,000	221,250
Newark Group, 9.75%, 3/15/14 ∞ ◆	200,000	2,000
Noble Group Ltd., 6.63%, 3/17/15 ■	250,000	212,500
Nova Chemicals, 6.50%, 1/15/12	250,000	227,500
Owens Corning, 6.50%, 12/1/16	270,000	234,916
Ply Gem Industries, 11.75%, 6/15/13	125,000	80,000
Steel Dynamics, 6.75%, 4/1/15	184,000	156,860
Teck Resources Ltd., 9.75%, 5/15/14 ■	500,000	497,500
Vedanta Resources PLC, 9.50%, 7/18/18 ■	100,000	87,000
Verso Paper Holdings LLC, Series B, 11.38%, 8/1/16	115,000	47,150
		3,498,223

Capital Goods — 1.2%
BE Aerospace, 8.50%, 7/1/18	250,000	236,250
Case New Holland, 7.13%, 3/1/14	200,000	185,500
Hawker Beechcraft Acquisition LLC, 9.75%, 4/1/17	150,000	46,500
Masco, 5.88%, 7/15/12	110,000	97,957
Owens-Brockway Glass Container, 7.38%, 5/15/16 ■	250,000	241,875
		808,082

Communications — 4.6%
CCO Holdings LLC, 8.75%, 11/15/13 ◆	250,000	228,750
Central European Media Enterprises Ltd., 3.50%, 3/15/13 ■	100,000	63,125
CSC Holdings, 8.50%, 4/15/14 ■	250,000	248,750
Frontier Communications, 9.00%, 8/15/31	330,000	278,437
Inmarsat Finance II PLC, 10.38%, 11/15/12	150,000	154,875
Intelsat Intermediate Holding Ltd., 0.00% through 2/1/10, 9.50% thereafter, 2/1/15 ■ ©	100,000	90,250
Intelsat Jackson Holdings Ltd., 11.25%, 6/15/16	150,000	153,750
Level 3 Financing, 12.25%, 3/15/13	250,000	228,750
MetroPCS Wireless, 9.25%, 11/1/14	150,000	150,563
Nextel Communications, Series F, 5.95%, 3/15/14	250,000	197,500
Nielsen Finance LLC, 11.50%, 5/1/16 ■	150,000	142,500
Nielsen Finance LLC, 0.00% through 8/1/11, 12.50% thereafter, 8/1/16 ©	240,000	153,600
Qwest, 8.88%, 3/15/12	175,000	176,313
Qwest Capital Funding, 7.25%, 2/15/11	300,000	291,000
Sprint Capital, 8.75%, 3/15/32	150,000	118,500
UBS Luxembourg SA, 8.25%, 5/23/16 ■	150,000	124,500
Windstream, 8.13%, 8/1/13	250,000	245,937
		3,047,100

American Income Fund     2009 Quarterly Report

Schedule of INVESTMENTS (unaudited)

American Income Fund (MRF)	May 31, 2009

DESCRIPTION	PAR	VALUE ☆

Consumer Cyclical — 5.2%
AutoNation, 3.13%, 4/15/13 r	$50,000	$43,500
Denny's Holdings, 10.00%, 10/1/12	100,000	96,500
Ford Motor, 7.45%, 7/16/31	100,000	58,000
Ford Motor Credit LLC, 7.00%, 10/1/13	560,000	451,897
Galaxy Entertainment Finance Ltd., 9.88%, 12/15/12 ■	250,000	207,500
General Motors, 8.25%, 7/15/23 ◆	150,000	13,500
Hanesbrands, Series B, 5.70%, 12/15/14 r	250,000	201,250
Harrah's Operating,
10.75%, 2/1/16	113,000	61,020
10.00%, 12/15/18 ■	126,000	84,105
Lear, Series B, 8.50%, 12/1/13 ◆	150,000	39,000
Meritage Homes, 6.25%, 3/15/15	140,000	105,350
MGM Mirage, 13.00%, 11/15/13 ■	200,000	218,500
Mohegan Tribal Gaming Authority, 7.13%, 8/15/14	150,000	103,500
Neiman Marcus Group, 10.38%, 10/15/15	190,000	100,700
PEP Boys-Manny, Moe & Jack, 7.50%, 12/15/14	195,000	147,225
Rite Aid,
10.38%, 7/15/16	250,000	223,125
7.50%, 3/1/17	100,000	78,500
Royal Caribbean Cruises Ltd., 7.00%, 6/15/13	100,000	83,250
Sally Holdings LLC, 10.50%, 11/15/16	200,000	200,500
Susser Holdings LLC, 10.63%, 12/15/13	200,000	201,000
Tenneco, 8.13%, 11/15/15	350,000	257,250
Ticketmaster Entertainment, 10.75%, 7/28/16 ■	150,000	120,000
UAL, 4.50%, 6/30/21	150,000	59,250
Wyndham Worldwide, 6.00%, 12/1/16	172,000	128,903
Wynn Las Vegas LLC, 6.63%, 12/1/14	205,000	175,531
		3,458,856

Consumer Non Cyclical — 4.0%
Catalent Pharma Solutions, 9.50%, 4/15/15	250,000	96,250
Chiquita Brands International, 7.50%, 11/1/14	100,000	83,000
Community Health Systems, 8.88%, 7/15/15	215,000	212,581
Constellation Brands, 7.25%, 5/15/17	200,000	186,500
Del Monte, 8.63%, 12/15/12	200,000	201,000
Fisher Scientific International, 6.75%, 8/15/14	220,000	225,989
HCA, 6.75%, 7/15/13	250,000	210,625
Health Management Associates, 6.13%, 4/15/16	200,000	170,000
Ingles Markets, 8.88%, 5/15/17 ■	250,000	246,563
JBS USA LLC, 11.63%, 5/1/14 ■	150,000	144,000
Select Medical, 7.63%, 2/1/15	135,000	106,650
Smithfield Foods, Series B, 7.75%, 5/15/13	250,000	188,750
Stater Brothers Holdings, 8.13%, 6/15/12	195,000	193,050
SUPERVALU, 8.00%, 5/1/16	250,000	245,000
Surgical Care Affiliates, 10.00%, 7/15/17 ■	135,000	108,000
		2,617,958

Electric — 2.7%
Dynegy Holdings, 7.75%, 6/1/19	250,000	181,875
Edison Mission Energy, 7.75%, 6/15/16	245,000	189,875
ISA Capital do Brasil SA, 8.80%, 1/30/17 ■	400,000	407,000
Mirant Americas Generation LLC, 8.50%, 10/1/21	200,000	166,000
NRG Energy, 7.38%, 2/1/16	150,000	141,187
RRI Energy, 7.63%, 6/15/14	250,000	216,875
Teco Finance, 6.57%, 11/1/17	250,000	225,351
Texas Competitive Electric Holdings LLC, Series A, 10.25%, 11/1/15	450,000	266,625
		1,794,788

American Income Fund     2009 Quarterly Report

Schedule of INVESTMENTS (unaudited)

American Income Fund (MRF)	May 31, 2009

DESCRIPTION	PAR	VALUE ☆

Energy — 1.9%
Chesapeake Energy,
7.00%, 8/15/14	$250,000	$226,875
9.50%, 2/15/15	150,000	148,125
Forest Oil, 7.25%, 6/15/19	115,000	98,900
PetroHawk Energy, 7.88%, 6/1/15	215,000	199,413
Plains Exploration & Production, 7.75%, 6/15/15	150,000	139,875
Sabine Pass LNG LP, 7.50%, 11/30/16	200,000	162,000
Stone Energy, 6.75%, 12/15/14	100,000	58,250
Tesoro, 6.63%, 11/1/15	250,000	212,812
		1,246,250

Finance — 0.6%
American General Finance, Series MTN, 5.85%, 6/1/13	195,000	93,489
CIT Group Funding of Canada, 5.20%, 6/1/15	300,000	199,224
Nuveen Investments, 5.50%, 9/15/15	200,000	72,000
		364,713

Industrials Other — 0.7%
Briggs & Stratton, 8.88%, 3/15/11	282,000	284,115
Terex Corp, 7.38%, 1/15/14	200,000	183,500
		467,615

Natural Gas — 1.0%
Copano Energy LLC, 7.75%, 6/1/18	250,000	221,250
El Paso Energy, Series MTN, 7.80%, 8/1/31	100,000	79,538
Southern Union, 7.20%, 11/1/66 r	200,000	121,000
Targa Resources, 8.50%, 11/1/13	315,000	225,225
		647,013

Real Estate — 1.0%
Agile Property Holdings Ltd., 9.00%, 9/22/13 ■	125,000	111,875
Duke Realty LP, 5.50%, 3/1/16	200,000	149,084
Shimao Property Holdings Ltd., 8.00%, 12/1/16 ■	150,000	109,500
Simon Property Group LP, 10.35%, 4/1/19	250,000	281,576
		652,035

Sovereigns — 0.4%
Republic of Uruguay, 8.00%, 11/18/22	250,000	261,250

Technology — 0.4%
Advanced Micro Devices, 6.00%, 5/1/15	100,000	48,000
Alcatel-Lucent USA, 6.45%, 3/15/29	250,000	142,500
Freescale Semiconductor, 9.13%, 12/15/14 (PK)	150,000	41,250
NXP BV/NXP Funding LLC, 10.00%, 7/15/13 ■	76,500	54,315
		286,065

Transportation — 1.3%
Continental Airlines, 7.46%, 10/1/16	83,153	62,365
Delta Air Lines, Series 2001-1, Class B, 7.71%, 9/18/11	310,000	235,600
Hertz, 10.50%, 1/1/16	250,000	217,500
Navios Maritime Holdings, 9.50%, 12/15/14	400,000	306,000
		821,465

Total High Yield Corporate Bonds (Cost: $21,467,195)		19,971,413

U.S. Government Agency Mortgage-Backed Securities — 55.5%
Adjustable Rate r — 0.8%
Federal Home Loan Mortgage Corporation, 4.39%, 9/1/18, #605911	131	132
Federal National Mortgage Association,
3.77%, 7/1/27, #070179	1,395	1,402
4.72%, 10/1/32, #725110 α	282,855	288,254

American Income Fund     2009 Quarterly Report

Schedule of INVESTMENTS (unaudited)

American Income Fund (MRF)	May 31, 2009

DESCRIPTION	PAR	VALUE ☆

Government National Mortgage Association, 4.13%, 12/20/22, #008096	$219,755	$222,668

		512,456
Fixed Rate — 54.7%
Federal Home Loan Mortgage Corporation Gold,
6.50%, 11/1/28, #C00676 α	213,808	230,848
5.50%, 10/1/33, #A15120 α	908,656	942,958
Federal National Mortgage Association,
6.00%, 12/1/13, #190179 α	203,407	209,406
7.00%, 7/1/17, #254414 α	213,807	227,770
5.00%, 11/1/18, #750989 α	369,575	385,330
5.00%, 2/1/19, #767182 α	610,785	636,822
5.00%, 2/1/21, #745279 α	609,742	633,257
5.50%, 4/1/21, #840466 α	756,244	790,479
6.00%, 5/1/29, #323702 α	377,143	399,026
7.00%, 9/1/31, #596680 α	298,110	323,639
6.50%, 6/1/32, #596712 α	352,564	375,797
5.50%, 6/1/33, #709700 α	581,270	603,552
5.50%, 11/1/33, #555967 α	1,396,943	1,450,492
6.00%, 11/1/33, #743642 α	411,851	434,717
5.50%, 12/1/33, #756202 α	839,488	871,668
6.00%, 1/1/34, #763687 α	750,294	790,544
5.50%, 2/1/34, #766070 α	671,925	697,262
6.00%, 3/1/34, #745324 α	711,889	753,194
6.50%, 6/1/34, #735273 α	758,825	817,492
6.00%, 1/1/35, #810225 α	632,940	666,895
5.50%, 3/1/35, #815979 α	1,290,526	1,337,980
5.00%, 7/1/35, #828346 α	1,622,148	1,664,746
5.50%, 3/1/36, #878059 α	1,094,024	1,132,713
6.00%, 6/1/36, #882685 α	2,757,093	2,892,075
5.00%, 6/1/37, #944244 α	1,409,429	1,444,900
4.50%, 6/1/39 ê	575,000	579,312
5.00%, 6/1/39 ê	5,005,000	5,123,869
5.50%, 6/1/39 ê	7,850,000	8,114,937
Government National Mortgage Association,
5.50%, 8/15/33, #604567 α	954,244	995,038
6.00%, 7/15/34, #631574 α	502,396	528,175
		36,054,893

Total U.S. Government Agency Mortgage-Backed Securities (Cost: $35,578,040)		36,567,349

Collateralized Mortgage Obligation - Private Mortgage-Backed Securities — 37.5%
Adjustable Rate r — 10.5%
Banc of America Alternative Loan Trust, Series 2007-1, Class 2A2, 6.48%, 4/25/37	824,607	466,161
California Federal Bank Los Angeles, Series 1991-CI2, Class A, 6.15%, 7/15/21 ∞	11,209	11,121
Countrywide Alternative Loan Trust, Series 2006-OA17, Class 1A1A, 0.51%, 12/20/46	1,347,370	449,931
Goldman Sachs Mortgage Loan Trust,
4.71%, 10/25/33, Series 2003-10, Class 1A1	992,562	906,733
5.09%, 1/25/35, Series 2005-AR1, Class B1 ∞	1,346,014	277,841
6.91%, 3/25/43, Series 2003-1, Class B2 ∞	1,720,663	1,561,817
Harborview Mortgage Loan Trust, Series 2006-1, Class 2A1A, 0.55%, 3/19/36	1,366,522	521,386
IndyMac Index Mortgage Loan Trust, Series 2006-AR13, Class A3, 5.96%, 7/25/36	1,500,000	778,496
JP Morgan Mortgage Trust, Series 2006-A7, Class 3A4, 5.94%, 1/25/37	678,157	176,546
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY2, Class 3A2, 5.86%, 9/25/36	773,461	170,967
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-AR3, Class B1, 4.18%, 6/25/33	422,693	327,994

American Income Fund     2009 Quarterly Report

Schedule of INVESTMENTS (unaudited)

American Income Fund (MRF)	May 31, 2009

DESCRIPTION	PAR	VALUE ☆

Wells Fargo Mortgage-Backed Securities Trust,
4.40%, 2/25/33, Series 2003-D, Class A1	$57,195	$51,681
5.31%, 5/25/35, Series 2005-AR13, Class A1	1,145,000	806,811
6.08%, 10/25/36, Series 2006-AR14, Class 2A3	550,321	392,444
		6,899,929

Fixed Rate — 27.0%
Banc of America Funding, Series 2007-4, Class 1A2, 5.50%, 6/25/37	877,091	468,010
Citicorp Mortgage Securities, Series 2004-5, Class B3, 5.30%, 8/25/34 ∞	3,058,914	1,485,219
Countrywide Alternative Loan Trust,
5.00%, 1/25/35, Series 2004-28CB, Class 2A1	228,281	227,304
5.50%, 4/25/35, Series 2005-7CB, Class 2A4	750,000	566,959
Credit Suisse First Boston Mortgage Securities Corporation,
6.24%, 4/25/33, Series 2003-8, Class DB1	1,293,876	878,079
6.00%, 12/25/35, Series 2005-11, Class 6A7	1,000,000	480,363
5.76%, 1/25/36, Series 2005-12, Class DB4	813,315	813
First Horizon Alternative Mortgage Securities, Series 2005-FA5, Class 3A2, 5.50%, 8/25/35	1,020,187	697,393
GMAC Mortgage Corporation Loan Trust, Series 2003-J9, Class A15, 5.00%, 1/25/34	1,211,876	1,201,881
Goldman Sachs Mortgage Loan Trust,
7.50%, 6/19/32, Series 2001-2, Class A ■	248,305	204,522
5.73%, 5/25/35, Series 2005-4F, Class B1 ∞	2,537,978	1,501,997
Impac Secured Assets Corporation, Series 2000-3, Class M1, 8.00%, 10/25/30 ∞	635,644	600,867
JP Morgan Alternative Loan Trust, Series 2006-S1, Class 1A19, 6.50%, 3/25/36	906,003	512,175
Lehman Mortgage Trust, Series 2008-6, Class 1A1, 6.55%, 7/25/47	403,918	320,165
MASTR Alternative Loans Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34	428,905	374,287
Morgan Stanley Mortgage Loan Trust, Series 2004-9, Class 1A, 6.12%, 11/25/34	953,243	853,450
Nomura Asset Acceptance Corporation, Series 2004-R2, Class B1, 6.74%, 10/25/34 ■ ∞	1,037,659	98,502
Prime Mortgage Trust, Series 2004-2, ∞
5.04%, 11/25/19, Class B2	327,526	166,461
5.04%, 11/25/19, Class B3	245,454	83,189
Residential Accredit Loans,
5.00%, 6/25/18, Series 2003-QS12, Class M1 ∞	765,074	566,417
5.00%, 9/25/19, Series 2004 QS13, Class M3 ∞	295,417	81,178
6.00%, 4/25/36, Series 2006-QS4, Class A9	580,539	329,093
Residential Asset Mortgage Products,
7.33%, 4/25/31, Series 2003-SL1, Class M2 ∞	922,214	611,938
6.50%, 7/25/32, Series 2004-SL4, Class A3	583,964	534,509
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-2, Class 3A1, 5.50%, 4/25/22	824,905	736,872
Washington Mutual MSC Mortgage Mortgage Pass-Through Certificates,
7.46%, 4/25/33, Series 2003-MS9, Class CB2 ∞	346,818	72,202
6.34%, 8/25/38, Series 2004-RA3, Class 2A	333,540	328,641
Wells Fargo Mortgage-Backed Securities Trust,
4.50%, 8/25/18, Series 2003-7, Class A3	345,190	327,876
4.72%, 7/25/19, Series 2004-7, Class B2 ∞	548,018	416,364
4.72%, 7/25/19, Series 2004-7, Class B3 ∞	411,198	292,098
5.50%, 5/25/35, Series 2005-3, Class A9	1,835,765	1,283,082
5.50%, 12/25/35, Series 2005-14, Class 2A1	703,561	586,484
5.75%, 3/25/37, Series 2007-2, Class 1A8	231,610	185,545
5.50%, 7/25/37, Series 2007-9, Class 1A4	1,240,000	725,651
		17,799,586

Total Collateralized Mortgage Obligation - Private Mortgage-Backed Securities (Cost: $35,409,263)		24,699,515

Collateralized Mortgage Obligation - U.S. Agency Mortgage-Backed Securities — 0.5%
Fixed Rate — 0.5%
Federal National Mortgage Association, Series 2002-W1, Class 2A, 7.50%, 2/25/42 (Cost: $323,671)	309,754	339,277

American Income Fund     2009 Quarterly Report

Schedule of INVESTMENTS (unaudited)

American Income Fund (MRF)	May 31, 2009

DESCRIPTION	PAR	VALUE ☆

Asset-Backed Securities — 15.4%
Automotive — 0.2%
Daimler Chrysler Auto Trust, Series 2006-D, Class A3, 4.98%, 2/8/11	$49,590	$50,165
Hertz Vehicle Financing LLC, Series 2005-2A, Class A6, 5.08%, 11/25/11 ■	65,000	59,796
		109,961

Credit Cards r — 2.4%
American Express Issuance Trust, Series 2005-1, Class C, 0.67%, 8/15/11	435,000	377,772
Discover Card Master Trust, Series 2007-C1, Class C1, 0.66%, 1/15/13	370,000	309,302
Washington Mutual Master Note Trust, Series 2007-C1, Class C1, 0.72%, 5/15/14 ■ ∞	1,000,000	933,535
		1,620,609

Home Equity — 1.9%
Home Equity Mortgage Trust, Series 2004-6, Class M2, 5.82%, 4/25/35 ©	631,199	364,885
Residential Funding Mortgage Securities II, Series 2003-HI4, Class M1, 5.53%, 2/25/29 ©	1,275,324	865,329
		1,230,214

Manufactured Housing — 1.7%
Green Tree, Series 2008-MH1, Class A1, 7.00%, 4/25/38 ■ ∞	281,998	249,524
Green Tree Financial, Series 1994-2, Class A5, 8.30%, 5/15/19	153,851	144,604
Origen Manufactured Housing,
5.73%, 11/15/35, Series 2004-B, Class M1	442,727	283,686
5.99%, 1/15/37, Series 2005-B, Class M1	750,000	457,860
		1,135,674

Other — 9.2%
Banc of America Commercial Mortgage, Series 2005-5, Class AM, 5.18%, 10/10/45	340,000	215,201
Bear Stearns Commercial Mortgage Securities,
5.90%, 9/11/38, Series 2006-PW12, Class A4	1,000,000	866,903
6.18%, 9/11/42, Series 2007-T28, Class D ■ ∞	475,000	95,797
6.41%, 6/11/50, Series 2007-PW18, Class AJ	390,000	135,858
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class AJ, 6.10%, 12/10/49	210,000	65,234
Greenwich Capital Commercial Funding Corporation, Series 2007-GG9, Class A4, 5.44%, 3/10/39	890,000	700,111
GS Mortgage Securities Corporation II, Series 2007-GG10, Class A4, 5.99%, 8/10/45	1,000,000	764,738
JP Morgan Chase Commercial Mortgage Securities, Series 2005-LDP5, Class B, 5.50%, 12/15/44 ∞	425,000	201,051
LB-UBS Commercial Mortgage Trust, Series 2008-C1
6.32%, 4/15/41, Class A2	752,000	627,285
6.32%, 4/15/41, Class AM	210,000	101,749
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class C, 5.30%, 7/12/38 ∞	500,000	219,510
Morgan Stanley Capital I,
5.15%, 8/13/42, Series 2005-HQ6, Class B ∞	445,000	214,762
6.46%, 1/11/43, Series 2008-T29, Class A4 r	1,125,000	969,938
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3, 5.25%, 12/15/43	1,000,000	865,354
		6,043,491

Total Asset-Backed Securities (Cost: $11,647,231)		10,139,949

Investment Grade Corporate Bonds — 2.7%
Basic Industry — 1.1%
International Paper, 7.40%, 6/15/14	170,000	167,447
Southern Copper, 7.50%, 7/27/35	400,000	332,307
Vale Overseas, 6.25%, 1/11/16	250,000	253,824
		753,578

Consumer Cyclical — 0.5%
Macys Retail Holdings, 7.45%, 7/15/17	349,000	299,045

American Income Fund     2009 Quarterly Report

Schedule of INVESTMENTS (unaudited)

American Income Fund (MRF)	May 31, 2009

DESCRIPTION	PAR/ SHARES	VALUE ☆

Consumer Non Cyclical — 0.6%
Bunge Ltd. Finance, 7.80%, 10/15/12	$250,000	$248,946
CVS Caremark, 6.30%, 6/1/37 r	200,000	136,000

		384,946

Finance — 0.3%
SLM, Series MTN, 1.25%, 7/26/10 r	250,000	220,013

Industrials Other — 0.2%
Con-way, 7.25%, 1/15/18	200,000	150,499

Total Investment Grade Corporate Bonds (Cost: $1,764,784)		1,808,081

Preferred Stocks — 1.4%
Banking — 0.1%
Bank of America, Series 5	5,000	74,750

Finance — 0.7%
Citigroup, Series AA	5,000	109,650
Citigroup, Series F	4,000	88,800
MetLife, Series B	7,600	154,432
Regions Financing Trust III	5,600	112,000

		464,882

Real Estate Investment Trusts — 0.4%
Duke Realty, Series O	2,500	42,150
Freddie Mac, Series Z	5,000	2,600
iStar Financial, Series G	1,000	7,250
National Retail Properties, Series C	7,000	138,320
Northstar Realty Finance, Series A	4,000	45,000
Northstar Realty Finance, Series B	4,000	41,720

		277,040

Wireless Communication — 0.2%
United States Cellular	6,000	118,620

Total Preferred Stocks (Cost: $1,170,507)		935,292

Municipal Bond — 0.9%
Healthcare Revenue — 0.9%
Sullivan County, Tennessee, Health, Educational & Housing Facilities Board, Hospital Revenue, Welmont Health System, Series 2001-8, 6.95%, 9/1/16 ∞ (Cost: $635,000)	635,000	592,779

Short-Term Investments — 5.8%
Money Market Fund Ø — 5.3%
First American Prime Obligations Fund, Class Z	3,521,724	3,521,724

U.S. Treasury Obligation ☐ — 0.5%
United States Treasury Bill, 0.15%, 6/24/09	$320,000	319,969

Total Short-Term Investments (Cost: $3,841,693)		3,841,693

Total Investments ▲ — 150.0% (Cost: $111,837,384)		98,895,348

Other Assets and Liabilities, Net — (50.0)%		(32,952,132)

Total Net Assets — 100.0%		$65,943,216

American Income Fund     2009 Quarterly Report

Schedule of INVESTMENTS (unaudited)

American Income Fund (MRF)	May 31, 2009

☆
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund’s board of directors. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end funds are valued at their respective net asset values on the valuation date.

The following investment vehicles, when held by the fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, Inc. (“FAF Advisors”), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange, whether domestic or foreign, are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts (other than currency forward contracts), swaps, and over-the-counter options on securities, indices, and currencies are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.

As of May 31, 2009, the fund held no fair valued securities.

r	Variable Rate Security - The rate shown is the rate in effect as of May 31, 2009.

■	Securities purchased within terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, which may be sold only to dealers in that program or other "qualified institutional buyers". On May 31, 2009, the value of these investments was $5,757,784 or 8.7% of total net assets.

∞	Illiquid Security - A security may be considered illiquid if it lacks a readily available market. As of May 31, 2009, the value of these investments was $10,402,919 or 15.8% of total net assets.

◆	Loan is currently in default with regards to scheduled interest and/or principal payments.

©	Delayed Interest (Step Bonds) - Securities for which the coupon rate of interest will adjust on specified future date(s).

(PK)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

α	Securities pledged as collateral for outstanding reverse repurchase agreements. On May 31, 2009, securities valued at $22,502,536 were pledged as collateral for the following outstanding reverse repurchase agreements:

					Name of Broker
	Acquisition			Accrued	and Description
Amount	Date	Rate*	Due	Interest	of Collateral
$ 14,073,000	05/06/09	0.50%	06/05/09	$ 5,082	(1)
7,125,000	05/20/09	0.50%	06/19/09	1,187	(1)
$ 21,198,000				$ 6,269

* Interest rate as of May 31, 2009. Rate is based on the London Interbank Offered Rate (“LIBOR”) plus a spread and reset monthly.

Name of broker and description of collateral:
(1) Goldman Sachs:
Federal National Mortgage Association, 4.72%, 10/1/32, $282,855 par
Federal Home Loan Mortgage Corporation Gold, 6.50%, 11/1/28, $213,808 par
Federal Home Loan Mortgage Corporation Gold, 5.50%, 10/1/33, $908,656 par

American Income Fund     2009 Quarterly Report

Schedule of INVESTMENTS (unaudited)

American Income Fund (MRF)	May 31, 2009

Federal National Mortgage Association, 6.00%, 12/1/13, $203,407 par
Federal National Mortgage Association, 7.00%, 7/1/17, $213,807 par
Federal National Mortgage Association, 5.00%, 11/1/18, $369,575 par
Federal National Mortgage Association, 5.00%, 2/1/19, $610,785 par
Federal National Mortgage Association, 5.00%, 2/1/21, $609,742 par
Federal National Mortgage Association, 5.50%, 4/1/21, $756,244 par
Federal National Mortgage Association, 6.00%, 5/1/29, $377,143 par
Federal National Mortgage Association, 7.00%, 9/1/31, $298,110 par
Federal National Mortgage Association, 6.50%, 6/1/32, $352,564 par
Federal National Mortgage Association, 5.50%, 6/1/33, $581,270 par
Federal National Mortgage Association, 5.50%, 11/1/33, $1,396,943 par
Federal National Mortgage Association, 6.00%, 11/1/33, $411,851 par
Federal National Mortgage Association, 5.50%, 12/1/33, $839,488 par
Federal National Mortgage Association, 6.00%, 1/1/34, $750,294 par
Federal National Mortgage Association, 5.50%, 2/1/34, $650,250 par
Federal National Mortgage Association, 6.00%, 3/1/34, $711,889 par
Federal National Mortgage Association, 6.50%, 6/1/34, $758,825 par
Federal National Mortgage Association, 6.00%, 1/1/35, $632,940 par
Federal National Mortgage Association, 5.50%, 3/1/35, $1,290,526 par
Federal National Mortgage Association, 5.00%, 7/1/35, $1,622,148 par
Federal National Mortgage Association, 5.50%, 3/1/36, $1,094,024 par
Federal National Mortgage Association, 6.00%, 6/1/36, $2,757,093 par
Federal National Mortgage Association, 5.00%, 6/1/37, $1,409,429 par
Government National Mortgage Association, 5.50%, 8/15/33, $954,244 par
Government National Mortgage Association, 6.00%, 7/15/34, $502,396 par

ê	Security purchased on a when-issued basis. On May 31, 2009, the total cost of investments purchased on a when-issued basis was $13,821,803 or 21.0% of total net assets.
Ø	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund.
☐	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is effective yield as of May 31, 2009.
▲
On May 31, 2009, the cost of investments for federal income tax purposes was approximately $111,837,384. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$3,802,286
	Gross unrealized depreciation	(16,744,322)
	Net unrealized depreciation	$(12,942,036)

Schedule of Open Futures Contracts
Description	Settlement Month	Number of Contracts Sold	Notional Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Note Futures	September 2009	3	$ (650,438)	$(760)
U.S. Treasury 5 Year Note Futures	September 2009	73	(8,429,219)	29,419
U.S. Treasury 10 Year Note Futures	September 2009	18	(2,106,000)	(3,569)
U.S. Treasury Long Bond Futures	September 2009	20	(2,353,125)	(4,202)
				$20,888

Credit Default Swaps on Credit Indices – Sell Protection [1]
Counterparty	Reference Index	Receive Fixed Rate	Expiration Date	Notional Amount[2]	Value	Unrealized Appreciation (Depreciation)
Deutsche Bank	Markit CDX HVOL11 Index	3.85%	12/20/2013	$ 1,350,000	$(22,796)	$19,703
JPMorgan	Markit iTRAXX Asia ex-Japan Index	6.50%	6/20/2013	500,000	(30,056)	(32,439)

American Income Fund     2009 Quarterly Report

Schedule of INVESTMENTS (unaudited)

American Income Fund (MRF)	May 31, 2009

Counterparty	Reference Index	Receive Fixed Rate	Expiration Date	Notional Amount[2]	Value	Unrealized Appreciation (Depreciation)
JPMorgan	Markit iTRAXX Asia ex-Japan Index	5.00%	12/20/2013	400,000	$(38,151)	$55,604
						$42,868
[1] If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference entity or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference entity.
[2] The maximum potential amount the fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Summary of Fair Value Exposure
The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on September 1, 2008. FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in preferred stocks, open-end funds, and futures with quoted prices.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the fund are corporate and municipal bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, collateralized mortgage obligations, U.S. Treasury bills and swaps.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management's fair value procedures established by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments. Industry implementation has just begun and it may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of May 31, 2009, the fund's investments were classified as follows:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted prices in active markets for identical assets	$4,457,016	$20,888
Level 2 - Other significant observable inputs	93,820,202	42,868
Level 3 - Significant unobservable inputs	618,130	—
Total	$98,895,348	$63,756
*Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

American Income Fund     2009 Quarterly Report

Schedule of INVESTMENTS (unaudited)

American Income Fund (MRF)	May 31, 2009

Investments in
Securities
Balance as of August 31, 2008	$1,445,993
Accrued discounts (premiums)	20,373
Realized gain (loss)	(124,161)
Net change in unrealized appreciation (depreciation)	60,461
Net purchases (sales)	(1,161,302)
Net transfers in and/or (out) of Level 3	376,766
Balance as of May 31, 2009	$618,130

Summary of Derivative Risk Exposure
The fund has adopted Statement of Financial Accounting Standard No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”).  FAS 161 is an amendment to Statement of Financial Accounting Standard No. 133 (“FAS 133”), expanding the disclosure requirements of FAS 133 regarding the fund’s use of derivative instruments and hedging activities.

As of May 31, 2009, the fund’s asset and liability values of derivative instruments categorized by risk exposure were classified as follows:

Asset Derivatives	Value
Equity Contracts	$—
Interest Rate Contracts	29,419
Credit Contracts	75,307
Foreign Exchange Contracts	—
Other Contracts	—
Balance as of May 31, 2009	$104,726

Liability Derivatives
Equity Contracts	$—
Interest Rate Contracts	8,531
Credit Contracts	32,439
Foreign Exchange Contracts	—
Other Contracts	—
Balance as of May 31, 2009	$40,970

American Income Fund     2009 Quarterly Report

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Income Fund, Inc.

By:    /s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:   July 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:   July 27, 2009

By:    /s/Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date:   July 27, 2009